RETIREMENT-RELATED BENEFITS - Defined Contribution Plans (Details) - U.S. - Pension Plans $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Qualified Plans | IBM 401(k) Plus Plan
Defined Contribution Plans
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired prior to January 1, 2005	6.00%
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired on or after January 1, 2005	5.00%
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%
Service period after which employees receive automatic and matching contributions	1 year
Minimum amount that must be invested in company stock (in dollars)	$ 0
Nonqualified Plans | IBM Excess 401(k) Plus Plan
Defined Contribution Plans
Service period after which employees receive automatic and matching contributions	1 year